Results for Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011		Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (loss) from discontinued operations, net of tax	$ 15	$ 5	$ 311	[1]	$ 15	$ (107)	[2]	$ (43)	$ 55	$ 331	$ (80)	$ (156)
Segment, Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue			37							55	551	735
Operating income (loss)			(3)							(5)	91	(20)
Gain (loss) on sale of business			563							571		(94)
Income (loss) before income taxes			560							566	91	(114)
Benefit from (provision for) income taxes			(249)							(235)	(171)	(42)
Income (loss) from discontinued operations, net of tax			$ 311							$ 331	$ (80)	$ (156)

[1]	Includes a pre-tax gain on sale of HE of $563 million.
[2]	Includes a $133 million deferred income tax expense related to the book-over-tax basis difference of a HE subsidiary that was classified as discontinued operations.